Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	69.075
Maximum Aggregate Offering Price	$ 103,612,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,863.07
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement to which this exhibit is attached shall also cover any additional shares of Sempra’s common
stock that may be offered or issued pursuant to the Sempra Savings Plan, San Diego Gas & Electric Company Savings Plan and/or Southern California Gas Company Retirement Savings Plan to prevent dilution resulting from any stock split, stock dividend or similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of Sempra’s common stock as
reported on the New York Stock Exchange on February 25, 2025.

(3)	Represents 1,500,000 additional shares of common stock registered for issuance under the Sempra Savings Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	8,500,000
Proposed Maximum Offering Price per Unit	69.075
Maximum Aggregate Offering Price	$ 587,137,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,890.75
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement to which this exhibit is attached shall also cover any additional shares of Sempra’s common
stock that may be offered or issued pursuant to the Sempra Savings Plan, San Diego Gas & Electric Company Savings Plan and/or Southern California Gas Company Retirement Savings Plan to prevent dilution resulting from any stock split, stock dividend or similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of Sempra’s common stock as
reported on the New York Stock Exchange on February 25, 2025.

(4)	Represents 8,500,000 additional shares of common stock registered for issuance under the San Diego Gas & Electric Company Savings Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	69.075
Maximum Aggregate Offering Price	$ 690,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 105,753.83
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement to which this exhibit is attached shall also cover any additional shares of Sempra’s common
stock that may be offered or issued pursuant to the Sempra Savings Plan, San Diego Gas & Electric Company Savings Plan and/or Southern California Gas Company Retirement Savings Plan to prevent dilution resulting from any stock split, stock dividend or similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of Sempra’s common stock as
reported on the New York Stock Exchange on February 25, 2025.

(5)	Represents 10,000,000 additional shares of common stock registered for issuance under the Southern California Gas Company Retirement Savings Plan.